Fair value measurements - Changes in fair value of Level 3 measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value measurement, assets [abstract]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 500
Sale of investments	35,843	19,728
Gain (loss) on investments	(1,883)	5,109
Transfers out of Level 3 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 3 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 6,500	$ 800
Percentage increase in unobservable input (percent)	5.00%	5.00%
Percentage decrease in unobservable input (percent)		5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss	$ 500	$ 1,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss	500	1,000
Level 3
Changes in fair value measurement, assets [abstract]
Purchases of Level 3 investments	100	2,100
Sales, fair value measurement, assets	2,000	0
Sale of investments	6,500
Gain (loss) on investments	4,500
Recurring fair value measurements | Current investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	2,264	2,630
Purchases and reclassifications	61	(512)
Sales	(3)	(15)
Net unrealized gains (losses) included in net income	(167)	161
Financial assets at end of period	2,155	2,264
Purchases and reclassifications	61	(512)
Recurring fair value measurements | Share purchase warrants | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	271	0
Purchases and reclassifications	61	271
Sales	(3)	0
Net unrealized gains (losses) included in net income	(194)	0
Financial assets at end of period	135	271
Purchases and reclassifications	61	271
Recurring fair value measurements | Private holdings | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	1,993	1,864
Purchases and reclassifications	0	0
Sales	0	(15)
Net unrealized gains (losses) included in net income	27	144
Financial assets at end of period	2,020	1,993
Purchases and reclassifications	0	0
Recurring fair value measurements | Fixed income securities | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	0	766
Purchases and reclassifications		(783)
Sales		0
Net unrealized gains (losses) included in net income		17
Financial assets at end of period		0
Purchases and reclassifications		(783)
Recurring fair value measurements | Total Co-investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	6,441	4,530
Purchases and reclassifications	(6,441)	1,628
Sales	0	0
Net unrealized gains (losses) included in net income	0	283
Financial assets at end of period	0	6,441
Purchases and reclassifications	(6,441)	1,628
Recurring fair value measurements | Co-investments in funds | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	6,441	4,530
Purchases and reclassifications	(6,441)	1,628
Sales	0	0
Net unrealized gains (losses) included in net income	0	283
Financial assets at end of period	0	6,441
Purchases and reclassifications	(6,441)	1,628
Recurring fair value measurements | Total Other assets | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	11,518	18,913
Purchases and reclassifications	100	500
Sales	(2,000)	0
Net unrealized gains (losses) included in net income	(2,558)	(7,895)
Financial assets at end of period	7,060	11,518
Purchases and reclassifications	100	500
Recurring fair value measurements | Digital gold strategies | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	11,518	18,913
Purchases and reclassifications	100	500
Sales	(2,000)	0
Net unrealized gains (losses) included in net income	(2,558)	(7,895)
Financial assets at end of period	7,060	11,518
Purchases and reclassifications	$ 100	$ 500